Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q22	1Q22	2Q21	6M22	6M21
Deferred compensation expense (CHF million)
Share awards	85	94	142	179	276
Performance share awards	47	55	111	102	220
Contingent Capital Awards	(9)	34	83	25	144
Cash awards	199	102	102	301	151
Retention awards	33	30	26	63	39
Strategic Delivery Plan	69	53	–	122	–
Total deferred compensation expense	424	368	464	792	830

Additional information
Estimated unrecognized deferred compensation
end of	2Q22
Estimated unrecognized compensation expense (CHF million)
Share awards	385
Performance share awards	173
Contingent Capital Awards	130
Cash awards	986
Retention awards	206
Strategic Delivery Plan	436
Total	2,316

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Cash awards
Deferred fixed cash awards

Share-based award activities
Share-based award activity
	2Q22					6M22
Number of awards (in millions)	Share awards	Performance share awards	Strategic Delivery Plan	Share awards	Performance share awards	Strategic Delivery Plan
Share-based award activities
Balance at beginning of period	170.8	90.0	62.6	143.8	77.2	0.0
Granted	4.7	0.0	0.0	39.2	19.1	62.6
Settled	(45.2)	(25.1)	0.0	(50.0)	(30.2)	0.0
Forfeited	(2.5)	(0.6)	(0.5)	(5.2)	(1.8)	(0.5)
Balance at end of period	127.8	64.3	62.1	127.8	64.3	62.1
of which vested	17.6	10.6	1.1	17.6	10.6	1.1
of which unvested	110.2	53.7	61.0	110.2	53.7	61.0

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M22	6M21
Deferred compensation expense (CHF million)
Share awards	171	266
Performance share awards	95	213
Contingent Capital Awards	24	140
Cash awards	291	169
Retention awards	61	39
Strategic Delivery Plan	116	–
Total deferred compensation expense	758	827

Additional information
Estimated unrecognized deferred compensation
end of	6M22
Estimated unrecognized compensation expense (CHF million)
Share awards	369
Performance share awards	165
Contingent Capital Awards	124
Cash awards	953
Retention awards	203
Strategic Delivery Plan	413
Total	2,227

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Share-based award activities
Share-based award activity
	6M22
Number of awards (in millions)	Share awards	Performance share awards	Strategic Delivery Plan
Share-based award activities
Balance at beginning of period	135.3	73.8	0.0
Granted	36.3	18.3	59.4
Settled	(47.0)	(29.0)	0.0
Forfeited	(5.3)	(1.8)	(0.6)
Balance at end of period	119.3	61.3	58.8
of which vested	15.6	9.9	1.0
of which unvested	103.7	51.4	57.8